Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	Royalty Management Holding Corporation
Entity Central Index Key	0001843656
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	AMENDMENT NO. 1
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038